Income Tax - Schedule of Major Components of Income Tax Expense (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [abstract]
Current income taxes	€ (4,610)	€ (4,648)
Deferred income taxes	(2,064)	6,322
Income tax expense	€ (6,674)	€ 1,674